COMMITMENTS AND CONTINGENCIES - Sponsor Support Agreement (Details) - Sponsor - ITHAX ACQUISITION CORP.	Dec. 20, 2021 shares
Other Commitments [Line Items]
Number of ordinary shares for which redemption rights waived	6,472,500
Class B Common Stock
Other Commitments [Line Items]
Number of shares purchased	603,750
Number of shares forfeited	603,750
New Mondee Class B common stock
Other Commitments [Line Items]
Number of shares converted	603,750
Number of shares forfeited	603,750